Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Licensing revenues	$ 0	$ 0	$ 1,000	$ 5,000	$ 5,000	$ 375,000
Product sales, net	1,882,129	179,744	3,126,112	555,069	730,717	655,113
Net Revenues	1,882,129	179,744	3,127,112	560,069	735,717	1,030,113
OPERATING EXPENSES
Cost of product sales	331,227	102,359	714,284	242,808	340,713	292,080
Research and development	43,775	0	47,667	0	0	143,914
Sales and marketing	1,972,155	80,682	2,257,166	132,778	0	0
General and administrative	1,779,048	650,539	4,012,357	2,948,413	3,910,192	4,378,749
Impairment of Goodwill	0	0	0	0	759,428	0
Total Operating Expenses	4,126,205	833,580	7,031,474	3,323,999	5,010,333	4,814,743
LOSS FROM OPERATIONS	(2,244,076)	(653,836)	(3,904,362)	(2,763,930)	(4,274,616)	(3,784,630)
OTHER INCOME AND (EXPENSES)
Interest expense	(3,727,168)	(473,360)	(6,000,752)	(744,726)	(1,153,376)	(532,230)
Change in fair value of derivative liabilities	1,350,688	268,449	(632,627)	316,378	393,509	0
Other income, net	194,744	0	196,620	0
Other expense, net					(8,495)	0
Fair value adjustment for contingent consideration					115,822	(103,274)
Loss on extinguishment of debt	0	0	0	(32,500)	(32,500)	(406,833)
Total Other Expense, Net	(2,181,736)	(204,911)	(6,436,759)	(460,848)	(685,040)	(1,042,337)
LOSS BEFORE BENEFIT FROM INCOME TAXES					(4,959,656)	(4,826,967)
Benefit from income taxes					(757,028)
NET LOSS	$ (4,425,812)	$ (858,747)	$ (10,341,121)	$ (3,224,778)	$ (4,202,628)	$ (4,826,967)
BASIC LOSS AND DILUTED LOSS PER SHARE (in dollars per share)	$ (0.04)	$ (0.02)	$ (0.12)	$ (0.06)	$ (0.08)	$ (0.20)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING- BASIC AND DILUTED (in shares)	104,972,645	55,076,819	86,498,234	50,486,501	52,517,530	24,384,037